Financial instruments and risk management	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial instruments and risk management

18 Financial instruments and risk management

18.1 Financial risk management

Overview

The Company approved, together with its board of directors, the financial policy that establishes concepts, criteria and power limits for decisions involving:

• Cash flow and liquidity risk management;

• Counterparty risk management; and

• Foreign exchange, index and interest rate, and commodity risk management.

The main objectives of the Company's financial policy are to ensure:

- Proactive and continuous risk management through anticipation and, when necessary, protection against unfavorable scenarios, in order to protect the Company's results and assets;

- The continuous alignment of the objectives of the teams involved in risk management with the Company's overall objectives;

- The continuous preservation of the Company's financial health;

- The protection of the Company's results and assets against the non-performance of financial obligations assumed by Counterparties;

- The efficiency and effectiveness in safeguarding against market risk exposures, currency exposures, and commodity exposures, through the use of financial instruments or by recognizing the presence of natural hedges and the correlations between the prices of different assets and markets, as well as in maintaining the balance between active and passive exposures.

In order to comply with the objectives of the financial policy, management conducts risk management as a continuous process, considering the exposed areas of the business, involving the identification, measurement, follow-up, monitoring, and, if necessary, the definition of limits and appropriate mitigation instruments under the circumstances. In line with risk management policies, every derivative operation must be linked to an effective exposure, without a speculative character.

18.2 Classification of financial instruments

Transactions in financial instruments are recognized on the date the Company becomes a party to the contractual provisions of the instrument and end when they expire, are settled, received, or their risks and benefits are substantially transferred.

Financial assets are initially recognized at fair value, which corresponds to the transaction price, and are subsequently measured based on the management model of these assets by the management, as follows:

I. Amortized cost – This category includes items in which the business model is to hold the financial assets to collect contractual cash flows and are consistent with a basic financial arrangement, meaning the receipt of principal and interest that significantly represent the value of money over time and credit risk, being adjusted for the effective interest rate of the transaction. Net gains and losses with instruments in this category are shown in the statement of profit or loss for the year and arise from the adjustment of balances at their effective rate. In this category, the initial transaction costs that are attributable are included in the initial recognition of the assets. Assets measured at amortized cost may have their values reduced due to impairment.

II. Fair value through other comprehensive income (“FVOCI”) – This category includes financial assets whose business model is fulfilled both by receiving contractual cash flows, as well as by measuring them at amortized cost, and by selling the assets at opportune moments. Gains and losses from the assets in this category arise from the measurement at fair value of assets that are recorded in other comprehensive income. These assets are adjusted for the effective rate and may incur losses due to impairment, both recorded in the statement of profit or loss for the year in which they occur.

III. Fair value through profit or loss (“FVTPL”) - This category includes other financial assets that do not meet the criteria of the above two categories. Alternatively, by management's designation, the asset may be measured at FVTPL if it eliminates or reduces measurement inconsistency. Gains and losses are recorded in the statement of profit or loss for the year.

The Company's financial liabilities, except for derivatives and energy future contracts, are all subsequently recognized using the amortized cost method.

There were no changes in management's business model for existing financial instruments that might require a change in the subsequent measurement method.

All transactions with financial instruments, including derivatives, are recognized in the financial statements and classified into the following categories:

	Note	2024	2023

Assets
Amortized cost
Cash and cash equivalents	4	5,971	5,339
Trade accounts receivable	6	3,516	2,910
Other assets		474	444

Fair value through profit or loss
Derivatives	18.7	34	33
Cash equivalents	4	9,015	8,848
Financial investments	5	1,832	4,974
Energy future agreements	18.7	89	112

Fair value through other comprehensive income
Trade accounts receivable		46	-

Fair value of hedge accounting instruments
Derivatives	18.7	49	202

Liabilities
Amortized cost
Trade payables	14	16,963	13,221
Borrowings and debentures	15	53,767	42,743
Braskem Idesa borrowings	16	15,526	11,710
Loan from non-controlling shareholders of Braskem Idesa	9 (a)	1,050	2,490
Leniency agreement	21	636	1,016
Other liabilities		1,673	2,635

Fair value through profit or loss
Derivatives	18.7	49	92
Energy future agreements	18.7	108	107

Fair value of hedge accounting instruments
Derivatives	18.7	156	-

Except for loans, financing and debentures whose fair values were disclosed in the note below, the carrying amount of the other financial instruments represents a reasonable approximation of their fair value.

18.3 Fair value hierarchy

The Company classifies part of its financial instruments as carried at fair value and, depending on the inputs used in their measurement, such instruments can be classified into 3 levels of hierarchy. Level 1 indicates a value based on quoted prices for identical assets and liabilities, without any adjustments. Level 2 involves inputs from pricing models or the use of available prices for similar assets and liabilities. Level 3 involves pricing through a model based on data not available in the market.

Management's accounting policy on transfers between levels of the fair value hierarchy stipulates that the inputs used for fair value measurement must be assessed at the end of each reporting period. Based on the sensitivity, importance and source of information, it is determined which level of the fair value hierarchy the evaluated financial instrument is in, and the transfer is made on the date of the measurement of fair values.

As of December 31, 2024, there were no changes or reclassification of financial instruments among the levels of the fair value hierarchy; furthermore, the Company does not have any instruments in the level 3 category.

The fair value of the financial instruments measured at the end of the year is shown below:

	Level 1	Level 2	Total

Assets
Cash equivalents	-	9,015	9,015
Financial investments	-	1,832	1,832
Trade accounts receivable	-	46	46
Derivatives	-	83	83
Energy future agreements	-	89	89

Liabilities
Derivatives	-	205	205
Energy future agreements	-	108	108

Financing
Foreign currency - Bonds	39,082	-	39,082
Foreign currency - Others	-	4,052	4,052
Local currency	-	1,051	1,051
Debentures	2,132	528	2,660

Braskem Idesa financing
Bond	9,882	-	9,882
Others	-	1,589	1,589

The Company uses the following evaluation techniques in measuring the fair value of its financial instruments:

Financial assets classified as FVTPL or FVOCI: They are valued through inputs obtained from sources that reflect the most current observable market prices, such as CDI rate.

Energy futures contracts: The fair value of these financial instruments is estimated based on the present value of the cash flows of the contracts and has as its main assumptions the future price of energy obtained through the forward curve of the price (DCIDE), and the rate used for discounting to present value is the future curve of the CDI rate obtained through Brasil, Bolsa, Balcão (“B3”).

Derivative financial instruments: fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option.

Financial liabilities related to loans, financing and debentures: To determine the fair value of instruments traded in the secondary market, such as bonds and debentures, the closing market prices on the reporting date were used and, therefore, are classified at level 1 of the fair value hierarchy. In determining the fair value of other financial liabilities, the Company estimates the present value of future contractual cash flows, based on observable market rates at the reporting date, including for similar instruments, also taking into account the currency of each instrument.

The evaluation techniques used in the measurement of fair value in the current year are consistent with those used in the comparative financial statements.

18.4 Capital management

The Company’s policy is to maintain capital management to ensure the continuity and development of its business and to maintain the trust of investors, creditors and the general market. This composition meets the Company’s policy of providing a consistent return to shareholders and other stakeholders. This structure also allows borrowing costs to maximize shareholder remuneration. As of December 31, 2024 and 2023, the Company’s capital structure was as follows:

Capital structure	2024	2023
Equity attributable to the Company's shareholders	(4,278)	3,279
Equity attributable to Braskem Idesa	497	(4,412)
Equity attributable to the Company's shareholders	(4,775)	7,691

Third-party capital	105,853	88,462
Third-party capital - Braskem Idesa	22,738	24,414
Total third-party capital	83,115	64,048

Total	78,340	71,739

The Company reported negative equity due to the losses with the exchange rate depreciation, which has no immediate cash effect, as detailed in note 1.

Moreover, the Company may temporarily maintain another capital structure, for example, during periods of growth, when the Company may finance a large portion of its projects through borrowings, provided that this option maximizes return for shareholders once the financed projects start operating. In order to adjust and maintain the capital structure, Management may also consider the sale of non-strategic assets, the issue of new shares or even adjustments to dividend payments.

As is the case of liquidity, capital is managed at the consolidated level, except for the liquidity and capital of the subsidiary Braskem Idesa and other subsidiaries with non-controlling interest, whose specific management is concentrated at the subsidiaries level.

18.5 Liquidity risk management

The financial risk management policy stipulates that, concerning liquidity risk, the Company must ensure the continuous fulfillment of its financial obligations by:

1.	Measuring and maintaining a minimum cash balance ("minimum cash availability");
2.	Allocating this balance in financial investments; and
3.	Obtaining new financing, refinancing, and working capital, exchange, and guarantee instruments.

The Company's minimum cash is defined as the lowest level of cash capable of honoring the disbursement commitments foreseen for a given period, assuming limitations in the inflow of financial resources (absence of financing sources) and operational resources (scenario of economic crisis and recession).

The Company consistently monitors qualitative criteria to anticipate market trends by analyzing the market, assessing liquidity expectations, evaluating crises and volatility, and comparing the market with global competitors.

The financial assets that address liquidity risk are the resources held in cash and cash equivalents and financial investments and are readily available due to high liquidity. In addition, the Company depends on the receipt and prepayment of accounts receivable for cash management. See note 6 for more information on the prepayment of receivables.

In line with its commitment to maintaining financial liquidity, the Company maintains an international stand-by credit facility in the amount of R$ 6.2 billion (US$ 1 billion), maturing in November of 2026. This credit line may be used without restrictions to improve the Company’s credit liquidity or in the event of deterioration in the macroeconomic scenario. As of December 31, 2024, this new credit line had not been used.

Braskem's financial liabilities, by maturity, are shown in the table below. These amounts are calculated from the undiscounted cash flows and therefore cannot be reconciled with the statement of financial position amounts.

	Until		Between one		Between two		More than
	one year		and two years		and five years		five years	Total

Trade payables	17,184	-	80	-	-	-	-	17,264
Borrowings and debentures	2,357		2,467		16,125		68,357	89,306
Braskem Idesa borrowings	993		229		9,637		10,939	21,798
Derivatives	827		22		75		18	942
Loan from non-controlling shareholder of Braskem Idesa	-		-		-		1,975	1,975
Leniency agreement	38		122		836		-	996
Lease	1,160		996		1,623		1,596	5,375
At December 31, 2024	22,559		3,916		28,296		82,885	137,656

Interest discounted to present value	(1,289)		(846)		(13,698)		(30,189)	(46,022)

Carrying amount	21,270		3,070		14,598		52,696	91,634

18.6 Counterparty risk management

It refers to the possibility of counterparties failing to fulfill their commitments in a transaction with the Company.

The transactions that subject the Company to the concentration of credit risks are mainly in bank checking accounts, financial investments, and trade accounts receivable in which the Company is exposed to the risk of the financial institution or customer involved.

Counterparty risk - Financial institutions

In defining counterparties for active financial operations, including derivatives, the criteria for classifying the counterparty's credit risk by a specialized agency should be observed. This involves using the local long-term rating for Brazilian institutions and the global rating for international institutions, as well as considering the concentration of exposure to the counterparty.

The Company accepts as counterparties financial institutions and issuers of securities that meet the minimum rating below:

Rating agency	Local minimum rating	Global minimum rating
Fitch Ratings	A+	BBB-
Standard & Poor's	A+	BBB-

Other agencies that have an equivalent reputation may be considered in the risk management process. In addition to the minimum rating, the Company also considers, as main criteria, the exposure by institution concentration, exposure relative to the counterparty's equity, and exposure by category of rating and Credit Default Swap ("CDS") of counterparties. The carrying amount of financial assets with exposure to counterparty risk with financial institutions is presented below:

	2024	2023
Cash and cash equivalents	14,986	14,187
Financial investments	1,832	4,974
Derivatives - assets	83	235
Derivatives - liabilities	205	92

The derivative financial instruments obtained and held on December 31, 2024 were executed both on internationally recognized and regulated stock exchanges and in the over-the-counter market, with major financial counterparties, under the framework of global derivatives contracts, either in Brazil or abroad. To measure the credit risk of the parties involved in derivative instruments, the Company uses Credit Valuation Adjustment (“CVA”) or Debt Valuation Adjustment (“DVA”) models, applied flow by flow on the fair value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

The exposure classified by credit risk rating of the cash and cash equivalents and financial investments is presented below:

			2024			2023
	Domestic market	Foreign market	Total	Domestic market	Foreign market	Total
Financial assets with risk classification
AAA	4,656	7,482	12,138	11,438	2,493	13,931
AA+	153	-	153	140	-	140
AA	190	-	190	130	-	130
AA-	125	-	125	249	-	249
A+	-	2,849	2,849	1	3,072	3,073
A	232	678	910	32	506	538
A-	7	233	240	4	815	819
BBB	-	1	1	-	49	49
	5,363	11,243	16,606	11,994	6,935	18,929
Financial assets without risk classification
Other financial assets with no risk assessment (i)	212	-	212	149	83	232

	212	-	212	149	83	232

Total	5,575	11,243	16,818	12,143	7,018	19,161

(i)	Investments approved by the Management, in accordance with the Financial Policy.

For the financial institutions’ counterparty risk there was no recognition of expected credit losses, taking into consideration the high credit rating degree of the counterparties and the positive history of solvency of all financial assets, among other factors. The Company continuously monitors the changes in the counterparties’ ratings and, if necessary, reallocates funds to meet the requirements of the financial risk management policy.

Counterparty risk - Trade accounts receivable

As part of its financial risk management, the Company has a specific policy for managing the credit risk of clients, which sets operational parameters and responsibilities for the management of receivables and is enforced by a specialized credit and collection team, which is in charge of the main activities of credit risk management. The Company also has a credit committee responsible for monitoring and supporting the management in the application of internal policies.

The Company’s clients do not have risk ratings assigned by credit rating agencies. For this reason, the Company developed its own credit rating methodology for all accounts receivable from clients in Brazil and abroad, in which qualitative and quantitative analyses are conducted to determine the risk of each counterparty, as well as the required guarantees to support the Company’s exposure.

The qualitative analysis is performed via a credit questionnaire that qualifies and quantifies the financial information of clients. The items assessed are scored according to a risk assessment matrix.

The quantitative analysis represents the financial component for calculation of the client credit risk. The variables financial score and probability of insolvency are considered, calculated via statistical modeling. The Company also considers other elements within the risk assessment matrix, such as history of timeliness of payments, country risk, credit analysis of the business group, and guarantees to mitigate risk, such as sureties, letters of credit, insurance, fiduciary sale, among others.

After credit risk assessment, a risk rating by client is assigned, varying from minimal to very high risk; then this information is used in the management of the Company’s receivables and loss estimate.

Considering the expected credit losses, the percentage of trade accounts receivable by risk ratings that represent Company’s total exposure was as follows:

		(%)
	2024	2023
Minimal risk	70.27	65.62
Low risk	16.60	19.33
Medium risk	8.49	6.37
High risk	4.51	8.28
Very high risk (i)	0.14	0.40

(i)	Clients in this group that are still active purchase from Company and pay in advance.

For the export market, approximately 92% of the portfolio has guarantees, consisting primarily of credit insurance. For the domestic market, approximately 23% of the portfolio has guarantees, mainly suretyships by the partners of counterparties, complemented by credit insurance.

Management considers on default the counterparty that does not pay its debts when due.

The exposure to credit risk of the counterparties in total amounts refers to the trade accounts receivable amounts identified in Note 6.

18.7 Market risk

The Company, in the normal course of its operations, is exposed to a variety of market risks, mainly related to fluctuations in exchange rates, interest rates and commodity prices, which may affect its current and future cash flows.

To mitigate these risks, the Company follows procedures set forth in its financial risk management policy, which aims to identify and monitor exposures, implement actions to protect the organization's results against market volatility, and conduct an organized risk management process.

As of December 31, 2024, the Company has contracted the following derivative financial instruments, which are used in managing market risk protection:

Instrument	Market risk	Exposure	Protection	Notional	Balance at 2023	Change in fair value	Financial settlement	Balance at 2024

Non-hedge accounting transactions

Future contract	Commodities price	Gasoline	Naphtha	(45)	(3)	26	(32)	(9)
Swap - Terminal Química	Interest rate	SOFR variable	SOFR fixed	(24)	62	(40)	2	24
Energy future agreements	Energy price	Energy		(77)	(6)	25	-	19
					53	11	(30)	34

Hedge accounting transactions

Put and call options	Foreign exchange	R$	US$	5,358	(37)	171	(1)	132
Swap CRA	US$ and fixed rate	R$	US$ and fixed rate	742	(129)	64	15	(49)
Swap CDI dollar	US$ and fixed rate	R$	US$ and fixed rate	127	(36)	43	17	24
					(201)	277	30	106

Asset
Current asset					137			73
Non-current asset					210			99
Total					347		-	172

Liabilities
Current liabilities					58			212
Non-current liabilities					141			101
Total					199		-	313
Balance - liabilities - assets					(148)			141

Index and interest rate risk management

In the normal course of operations, the Company may incur mismatches of indices and interest rates in the domestic and/or international market, such as SELIC, CDI, IPCA, SOFR, fixed rates, among others, affecting its active and passive financial transactions.

This type of mismatch and its potential economic and financial impact stem from internal factors within the Company, such as engaging in financial operations with varying terms and benchmarks, as well as external factors like fluctuations in interest rates and indices.

The Company's financial policy aims to manage internal factors and, as much as possible, anticipate the consequences of external factors.

The control of potential exposures, both in the short term and long term, aims to enhance the predictability of Braskem's cash flow.

The strategy in managing index and interest rate risk involves selecting financial investments for investing the Company's available funds with indices and interest rates consistent with the passive exposure.

Exposure to index and interest rate risk are listed below:

								2024								2023
	CDI		IPCA		SOFR		Fixed	Total	CDI		IPCA		SOFR		Fixed	Total
Cash, equivalents and financial investments	5,259	-	-	-	-	-	11,559	16,818	12,007	-	-	-	-	-	7,154	19,161
Derivatives	24	-	49	-	24	-	-	97	577	-	808	-	13	-	-	1,398
Leniency agreement	636	-	-	-	-	-	-	636	1,016	-	-	-	-	-	-	1,016
Borrowings and debentures	3,064	-	1,129	-	5,261		44,313	53,767	3,877	-	1,203	-	5,604	-	32,058	42,742
Braskem Idesa borrowings	-	-	-	-	2,583	-	12,943	15,526	-	-	-	-	1,391	-	10,319	11,710

Commodity price risk management

The main purposes of the commodity price risk management are:

• Identifying potential origins of this risk;

• Defining mitigation controls;

• Establishing limits and powers to execute commodity derivative operations; and

• Defining the controls of transactions.

The commodity price risk arises from the dependence of the Company costs and revenues on commodity prices in the global market. In general, there is a strong correlation between prices of raw materials acquired for production and of the products sold in the petrochemical industry, forming a natural hedge. Mismatches inherent to the business may lead to occasional net risk exposures, which will be assessed and treated, such as: (i) when time lags between the pricing of the Company's raw materials and finished products creates a mismatch between prices, increasing the volatility of the petrochemical margin; (ii) one-off sales contracts at fixed prices without hedging the price of raw materials; and (iii) when different petrochemical price references have different levels of volatility and correlations between them.

The Company actively manages pricing periods and indexers, considering the following exposure allocation conditions: (i) always observing the market conditions associated with the profile of indexes and the Company's operating dynamics; (ii) in case of transactions for exchange of international references, indexes associated with the petrochemical markets are considered; and (iii) not increasing the risk associated with its margin by fixing only the price of Braskem’s own operating chain (raw materials or finished products).

In order to manage the Risk associated with commodity price, the Company may either (i) adopt negotiation measures with suppliers or clients or (ii) contracts derivative transactions, which should always respect the volumes associated with the identified exposures, not generating financial leverage.

Foreign exchange risk management

Given the dynamics of the international petrochemical market, where prices are frequently tied to international benchmarks denominated in US dollar, the Company's sales are closely correlated with the US dollar.

The Company's exposure arises from financial instruments in foreign currency, such as payables to suppliers and accounts receivable, usually associated with working capital, and are short-term exposures.

Foreign exchange risks also arise from long-term exposures, such as exposure to fixed costs, net debt, future investments and highly probable future sales.

The main objectives in managing foreign exchange risk are:

• Identifying the origin and behavior of each type of risk;

• Defining quantitative controls and qualitative monitoring of exposure;

• Defining mechanisms to mitigate exchange rate risk; and

• Defining the exposure limits and approval authorities.

In order to manage such risks, management has mechanisms provided for in its policy, such as short-term exposure evaluated through the net balance of operating cash flow and debts whose mitigation occurs through economic hedge operations and maintenance of the need for cash per currency for commitments.

For long-term exposure, the Company continuously evaluates the net position of its assets and liabilities in foreign currency, monitors and maintains appropriate levels of debt in foreign currency since part of the future revenue is also generated in foreign currencies, engages in foreign exchange hedge operations through Non Deliverable Forward, options, or swaps, and as part of exchange rate risk management, may formally designate a hedge accounting relationship using derivatives and non-derivative financial instruments, when it is expected that such application will provide a significant improvement in demonstrating the compensatory effect on the variations of the items that are subject to hedge.

The Company's financial assets and liabilities denominated in foreign currency exposed to exchange rate risk are:

					2024					2023
	US$	EUR	MXN	Other currencies	Total	US$	EUR	MXN	Other currencies	Total
Assets
Cash, cash equivalents and financial investments	10,757	272	412	117	11,558	6,421	225	474	35	7,155
Trade accounts receivables	1,626	13	-	87	1,726	1,760	12	-	36	1,808
	12,383	285	412	204	13,284	8,181	237	474	71	8,963
Liabilities
Trade payables	12,646	248	224	10	13,128	9,643	187	163	-	9,993
Borrowings	49,497	70	-	-	49,567	37,584	58	-	-	37,642
Braskem Idesa borrowings	15,527				15,527	11,709				11,709
Loan from non-controlling shareholders of Braskem Idesa	1,050	-	-	-	1,050	2,490	-	-	-	2,490
	78,720	318	224	10	79,272	61,426	245	163	-	61,834
Net exposure	(66,336)	(33)	188	194	(65,988)	(53,244)	(9)	311	71	(52,872)

18.8 Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a) Selection of risks

On December 31, 2024, the main risks that can affect the value of Company’s financial instruments are:

• IPCA inflation rate;

• Selic and CDI interest rates;

• SOFR interest rate;

• commodity price;

• US$/R$ exchange rate; and

• Euro/R$ exchange rate.

For the purposes of the risk sensitivity analysis, the Company presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rate that could be directly influenced by it.

(a)	Selection of scenarios

The Focus Market Readout published by BACEN was used to create the probable scenario for the US$-R$/Euro-R$ exchange rate, the Selic/CDI interest rate and the IPCA interest rate as of December 31, 2024.

According to the Market Readout, at the end of 2024, US$1 will remain at approximately R$ 5.96, while the Selic rate should reach 14.75% p.a. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

Since the Market Readout report does not include consensus forecasts for the SOFR rate, the projection of the U.S. Federal Reserve for the Federal Funds rate was used, which was published in December 2024, in comparison with the current level of the Federal Funds rate on December 31, 2024.

For each variable analyzed in the sensitivity analysis, the Company has considered estimating annualized variations corresponding to 1 and 3 standard deviations of monthly averages of the last five years. They are equivalent to approximately 15.866% and a 0.135% probability of occurrence for the reasonably possible and possible scenarios, respectively. Then, these changes are applied to the current market levels of each variable.

(b)	Uncertainties of the current context

The assumptions of the future value adopted in the construction of the probable scenario and the current value of each variable in this analysis are referenced to the reporting date December 31, 2024. Given the instability in the current economic scenario caused by the global effects resulting from geopolitical conflicts, monetary tightening to combat global inflationary pressures and their macroeconomic developments, interest rates and foreign exchange rates are affected frequently. The Company’s gains and losses in these probable stress scenarios are analyzed by increasing each variable according to the aforementioned.

				Gain (losses)
	Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity	as of Dec. 2024	(US$ x R$ 5,96)	(US$ x R$ 6,95)	(US$ x R$ 8,46)

Brazilian real / U.S dollar exchange rate
Cash, cash equivalents and financial investments	10,757	(404)	1,312	3,936
Borrowings	65,024	2,437	(7,917)	(23,750)
Trade payables	12,646	474	(1,541)	(4,624)
Derivatives	1,127	389	(279)	(1,495)
Loan from non-controlling shareholders	1,050	39	(128)	(384)
of Braskem Idesa
Trade accounts receivables	1,626	(61)	198	511

		(EUR x R$ 7,14)	(EUR x R$ 7,19)	(EUR x R$ 8,69)

Brazilian real / Euro exchange rate
Cash, cash equivalents and financial investments	272	30	32	95
Trade payables	248	(27)	(29)	(87)
Borrowings	70	(8)	(8)	(24)

		(MXN x R$ 0,31)	(MXN x R$ 0,34)	(MXN x R$ 0,41)

Brazilian real / Mexican peso exchange rate
Cash, cash equivalents and financial investments	412	-	47	141
Trade payables	224	-	(26)	(77)

		14,75%	15,22%	21,15%

CDI interest rate
Cash, cash equivalents and financial investments	5,259	117	135	417
Borrowings indexed to CDI	3,064	(383)	(396)	(1,558)
Leniency agreement	636	(37)	(44)	(138)

		4,9%	6,91%	11,07%

IPCA interest rate
Borrowings indexed to IPCA	1,129	(5)	(159)	(521)
Derivatives	826	858	964	1,296

		3,81%	8,72%	17,54%

SOFR interest rate
Borrowings indexed to SOFR	7,844	101	(906)	(2,718)

18.9 Cash flow hedge of future exports

The Company designates certain derivative and non-derivative financial instruments as hedging instruments to protect against cash flow variability. Cash flow hedges are intended to protect against exposure to cash flow variability that is attributable to foreign exchange risk associated with highly probable future sales.

At the beginning of the designated hedge accounting relationships, the Company documents the risk management objective and strategy and formally identifies the hedge instrument and the hedged item.

The Company manages the foreign exchange risks within the hedge relationship and documents the economic connection between the hedge instrument and the hedged item.

Assessing the economic relationship consists of determining whether there is an expectation that changes in cash flows of the hedge item and the hedge instrument will offset each other, i.e., whether the hedging strategy is effective. The hedge ratio determined by the Company is the balance between the positions and maturities of the instrument and the hedged item, aiming for a well-calibrated ratio in order to reflect in the financial statements the economic effects of the hedging activity.

Potential sources of ineffectiveness may include different maturities between the instrument and the hedged item and the hedge ratio.

If the economic relationship no longer satisfies the criteria for hedge accounting, or if the hedge instrument expires, is sold, terminated, or exercised, then hedge accounting is prospectively discontinued. When cash flow hedge accounting is discontinued, the hedged amount accumulated in equity remains there until it is reclassified to profit or loss as the hedged item impacts profit or loss. If the transactions related to the object, which were previously classified as highly probable, are no longer considered probable, the balances of the instrument's fair value that have been accumulated in other comprehensive income are immediately reclassified to profit or loss.

As the items subject to hedge affect profit or loss, the effective portion of the hedging strategy accumulated in the hedge reserve is reclassified to profit or loss at the same time the object is recognized.

Below is the breakdown of the hedge accounting strategy and the positions of the designated and recognized instruments in the year:

Derivatives designated for hedge accounting – Braskem S.A.

(i) US$ call and put option

As of December 31, 2024, the Company holds a total notional amount of put options of R$ 5.36 billion (US$1.14billion), with an average strike price of 4.51 R$/US$ and notional amount of call options of R$ 5.36 billion (US$ 0.79 billion), with an average strike price of 6.81 R$/US$. The operations have a maximum term of 18 months.

US dollar-denominated future sales in Brazilian Real were designated for hedge accounting, with the months of revenue recognition always coinciding with the maturity months of the options. The future elements of forward exchange contracts are excluded from the designation of hedge instrument and are separately recorded as hedging cost, recognized in the OCI.

(ii) US$ Swap CDI Dollar

In 2018, the Company contracted foreign exchange derivative operations (“swaps”) in the aggregate amount of R$ 1.27 billion, with annual maturities between January 2019 and January 2025, changing the variation of CDI for the variation of US dollar. These operations were designated to cash flow hedge accounting, where the hedging instruments are foreign exchange derivatives, and the hedged objects are highly probable future revenues in the domestic market subject to fluctuations in R$/US$ price.

Accordingly, the fair value adjustment of the effective portion of the hedge is recognized under shareholders equity in OCI and is recognized in the financial result upon the maturity of each installment.

(iii) US$ Swap – CRA

In 2022, the Company contracted foreign exchange derivative operations (“swaps”) with semiannual maturities for the next 10 years as from March 2022, changing the variation of IPCA for the variation of US dollar. These operations were designated for cash flow hedge accounting, in which the hedge instruments are foreign exchange derivatives, and the hedge objects are highly probable future revenue subject to the R$/US$ exchange rate.

Accordingly, the fair value adjustment in the effective hedge portion will be recorded in equity, under OCI and recognized in financial result upon the realization of each hedge objects.

Identification	Total nominal	Hedge	Maturity	Fair value, net
	value R$	(Interest rate per year)		2024	2023
Swaps CRA	600,218	3.54%	Dec-2028	41	98
Swaps CRA	141,298	3.37%	Dec-2031	8	30
Total	741,516			49	128

Future exports in US$ Braskem S.A.

Below is the breakdown of the instruments designated for hedge accounting at Braskem S.A., with the details of each operation and the accounting balance for the year:

					Hedge instruments – US$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2023	Designated hedge instrument	Hedging instruments carried out	Hedge instruments discontinued	Balance at 2024
2013	Financial liabilities in US$	6,757	2016 / 2017 / 2018 / 2019 / 2020 / 2021 / 2022 / 2023 / 2024	2.002	175	-	(175)	-	-
2017	Financial liabilities in US$	1,250	2028	3.169	1,250	-	-	-	1,250
2019	Financial liabilities in US$	2,200	2025 / 2030 / 2031 / 2032	3.922	2,200	-	-	(400)	1,800
2020	Financial liabilities in US$	600	2032	4.021	400	-	-	-	400
2021	Financial liabilities in US$	400	2025	5.583	400	-	-	-	400
2022	Financial liabilities in US$	500	2029	5.179	500	-	-	-	500
2023	Financial liabilities in US$	400	2033	5.008	400	-	-	-	400
2024	Financial liabilities in US$	400	2033	5.778		400	-	-	400

				Total	5,325	400	(175)	(400)	5,150

					Hedge instruments – R$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in R$	Balance at 2023	Designated hedge instrument	Hedging instruments carried out	Hedge instruments discontinued	Balance at 2024
2013	Financial liabilities in US$	41,843	2016 / 2017 / 2018 / 2019 / 2020 / 2021 / 2022 / 2023 / 2024	2.002	1,084	-	(1,084)	-
2017	Financial liabilities in US$	7,740	2028	3.169	7,740	-	-	-	7,740
2019	Financial liabilities in US$	13,623	2025 / 2030 / 2031 / 2032	3.922	13,623	-	-	(2,477)	11,146
2020	Financial liabilities in US$	3,715	2032	4.021	2,477	-	-	-	2,477
2021	Financial liabilities in US$	2,477	2025	5.583	2,477	-	-	-	2,477
2022	Financial liabilities in US$	3,096	2029	5.179	3,096	-	-	-	3,096
2023	Financial liabilities in US$	2,477	2033	5.008	2,477	-	-	-	2,477
2024	Financial liabilities in US$	2,477	2033	5.778	-	2,477	-	-	2,477

				Total	32,974	2,477	(1,084)	(2,477)	31,890

The balances included in the hedge reserves and their changes during the year are presented below:

		Other comprehensive income in the year
Designation year	Balance at 2023	Exchange variation in the year	Hedge reserve carried out	Balance at 2024
2013	(2,318)	-	2,318	-
2017	(2,091)	(1,689)	-	(3,779)
2019	(1,963)	(2,796)	-	(4,758)
2020	(567)	(540)	-	(1,108)
2021	297	(540)	-	(244)
2022	169	(676)	-	(507)
2023	67	(540)	-	(474)
2024	-	(166)	-	(166)
Total	(6,407)	(6,947)	2,318	(11,036)

Income taxes	2,178	2,363	(788)	3,752

Hedge reserve net of income tax	(4,228)	(4,584)	1,530	(7,284)

Hedge reserve for designated instruments	(2,868)			(6,616)
Hedge reserve for discontinued instruments	(1,360)			(668)

The Company considers exports until 2034 as highly probable, based on the following factors:

• Over the past 5 years, Braskem exported an average R$ 14.2 billion (US$ 2.3 billion) per year. Hedged exports represent approximately 30% of the export flows planned by the Company;

• The exports of the Company are not sporadic or occasional but constitute an integral part of its strategy and of the petrochemical business, in which competition is global. Several of the products produced by the Company are primarily and recurrently intended for export.

• The highly probable transactions and their realization period coincide with the periods of the Company's projections used in the evaluation of continuity, impairment and realization of deferred taxes.

The expected realization flow of the hedge reserves is as follows:

Year	US$	R$
2025	400	244
2028	1,250	3,779
2029	500	507
2030	800	1,771
2031	800	1,771
2032	600	1,311
2033	800	640

Effectiveness tests were conducted, and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Brazilian real.

Future exports in US$ - Braskem Idesa

Below is the breakdown of the instruments designated for hedge accounting at Braskem Idesa, with the details of each operation and the balance for the year:

					Hedge instrument – US$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in MXN	Balance at 2023	Hedge instruments carried out	Balance at 2024
2019	Financial liabilities in US$	900	2026 a 2029	19.611	900	-	900
2021	Financial liabilities in US$	1,350	2023 a 2031	20.359	1,327	(22)	1,305

				Total	2,227	(22)	2,205

					Hedge instrument – R$
Designation year	Hedge instrument	Notional	Maturity	Protection exchange rate in MXN	Balance at 2023	Hedge instruments carried out	Balance at 2024
2019	Financial liabilities in US$	5,573	2026 a 2029	19.611	5,573	-	5,573
2021	Financial liabilities in US$	8,360	2023 a 2031	20.359	8,217	(136)	8,081

				Total	13,790	(136)	13,654

The balances included in the hedge reserves and their changes during the year are presented below:

		Other comprehensive income in the year
Designation year	Balance at 2023	Exchange variation in the year	Hedge reserve carried out	Balance at 2024
2014, 2015, 2019, 2021	1,031	(2,192)	669	(492)
Income tax	(309)	658	(201)	147
Hedge reserve net of income tax	722	(1,534)	468	(344)

Effectiveness tests were conducted, and all operations were deemed effective in reducing the dispersion of revenue from sales designated for hedge, when evaluated in Mexican peso.